LEASES - Future minimum lease payments for operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Sublease income	$ 1,351
Sublease cost	727
Total operating and short-term lease costs	5,268	$ 5,668	$ 6,086
Future minimum lease payments under non-cancellable operating lease agreements
2025	4,339
2026	2,997
2027	1,574
2028	312
2029 and thereafter	90
Total minimum lease payments	9,312
Less: Imputed interest	(485)
Total lease liability balance	8,827	$ 6,961
Minimum future lease payments under the Finance Leases
Minimum payments related to leases not yet commenced	$ 0